Significant transactions (Details 2) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Assets of disposal group classified as held for sale [abstract]
Property, plant and equipment	$ 11,955	$ 12,069
Intangible assets other than goodwill	36,669	28,787
Deferred tax assets	8,601	7,909
Other non-current assets	866	738
Inventories	6,904	5,982
Other current assets	2,733	2,680
Assets of disposal group held for sale		841
Liabilities of disposal group classified as held for sale [abstract]
Deferred tax liabilities	7,499	5,867
Provisions and other non-current liabilities	7,344	6,632
Provisions and other current liabilities	$ 12,858	13,338
Liabilities of disposal group held for sale		31
Assets and liabilities classified as held for sale [member]
Assets of disposal group classified as held for sale [abstract]
Property, plant and equipment		169
Intangible assets other than goodwill		475
Deferred tax assets		11
Other non-current assets		2
Inventories		181
Other current assets		3
Assets of disposal group held for sale		841
Liabilities of disposal group classified as held for sale [abstract]
Deferred tax liabilities		2
Provisions and other non-current liabilities		4
Provisions and other current liabilities		25
Liabilities of disposal group held for sale		$ 31